Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Beginning balance			¥ 10,331	¥ 9,780
Transaction with noncontrolling interests			(10,028)	0
Comprehensive income (loss)
Net Income (loss)			(23)	359
Other comprehensive income (loss)
Net change of foreign currency translation adjustments			(280)	(130)
Total other comprehensive income (loss)			(280)	(130)
Comprehensive income (loss)	¥ 0	¥ 182	(303)	229
Dividends			0	(289)
Ending balance	¥ 0	¥ 9,720	¥ 0	¥ 9,720